Financial Risk Management (Details) - Schedule of financial liabilities - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management (Details) - Schedule of financial liabilities [Line Items]
Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	S/ 887,434	S/ 574,966
Finance leases	873	10,533
Lease liability for right-of-use asset	74,279	73,191
Bonds	1,454,129	1,974,296
Trade accounts payables (except non-financial liabilities)	1,037,013	912,826
Accounts payables to related parties	80,781	101,716
Other accounts payables and other provisions (except non-financial liabilities)	810,630	878,060
Financial liabilities total	4,345,139	4,525,588
Carrying Amounts [Member]
Financial Risk Management (Details) - Schedule of financial liabilities [Line Items]
Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	819,973	509,557
Finance leases	835	9,836
Lease liability for right-of-use asset	59,085	60,507
Bonds	869,913	1,260,922
Trade accounts payables (except non-financial liabilities)	1,037,013	912,826
Accounts payables to related parties	80,781	101,716
Other accounts payables and other provisions (except non-financial liabilities)	712,071	842,198
Financial liabilities total	3,579,671	3,697,562
Less than 1 year [Member]
Financial Risk Management (Details) - Schedule of financial liabilities [Line Items]
Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	599,310	224,503
Finance leases	873	5,624
Lease liability for right-of-use asset	19,075	18,817
Bonds	141,246	137,852
Trade accounts payables (except non-financial liabilities)	1,027,256	912,826
Accounts payables to related parties	53,488	51,004
Other accounts payables and other provisions (except non-financial liabilities)	186,326	323,070
Financial liabilities total	2,027,574	1,673,696
1-2 years [Member]
Financial Risk Management (Details) - Schedule of financial liabilities [Line Items]
Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	71,732	52,751
Finance leases		4,613
Lease liability for right-of-use asset	31,705	24,295
Bonds	185,114	206,476
Trade accounts payables (except non-financial liabilities)	9,757
Accounts payables to related parties	25,420	50,712
Other accounts payables and other provisions (except non-financial liabilities)	64,307	22,941
Financial liabilities total	388,035	361,788
2-5 years [Member]
Financial Risk Management (Details) - Schedule of financial liabilities [Line Items]
Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	216,392	173,392
Finance leases		296
Lease liability for right-of-use asset	23,386	21,993
Bonds	419,969	837,931
Accounts payables to related parties	697
Other accounts payables and other provisions (except non-financial liabilities)	89,868	109,383
Financial liabilities total	750,312	1,142,995
More than 5 years [Member]
Financial Risk Management (Details) - Schedule of financial liabilities [Line Items]
Other financial liabilities (except for finance leases and lease liability for right-of-use asset)		124,320
Lease liability for right-of-use asset	113	8,086
Bonds	707,800	792,037
Accounts payables to related parties	1,176
Other accounts payables and other provisions (except non-financial liabilities)	470,129	422,666
Financial liabilities total	S/ 1,179,218	S/ 1,347,109